SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 23.	SUBSEQUENT EVENTS

On January 11, 2012, Detain Yu obtained a bank loan of $262,158 (or RMB 1,650,000) from China Merchants Bank Beijing, bearing interest at a floating rate of prime rate plus 20% of prime rate, of which prime rate was based on one-year loan interest rate released by The People's Bank of China. The term of the loan started from January 11, 2012 with maturity date on January 10, 2013. The loan was guaranteed by China Agriculture Credit Guarantee Co., Ltd. for a period of one year starting from January 11, 2012.

On February 2, 2012, Shenzhen Redsun, a wholly-owned subsidiary of the Company entered into a Stock Equity Transfer Agreement whereby Shenzhen Redsun acquired 100% of the issued and outstanding registered share capital of Taizihu and its subsidiary, Huichun. The total amount of the consideration paid for the acquisition of the Taizihu Group is RMB34.7 million ($5.5 million), and such consideration was determined pursuant to arm’s length negotiations between the parties. As a result of the acquisition, the Company now owns and controls 100% of the Taizihu Group.

On March 19, 2012, Jinzhong Deyu, a wholly-owned subsidiary of the Company entered into an Assets Exchange Agreement with a third party whereby Jinzhong Deyu exchange its timberland with RMB10.3 million ($1.6 million) of carrying amount for an office building with paying cash consideration of RMB7.2 million ($1.1 million) for the variance between the fair values of the office building and the timberland. No material gain or loss was generated from this exchange transaction.

On March 8, 2012, the Company’s Board of Directors allocated to and authorized for use the maximum number of shares allowable pursuant to the terms of the Plan and granted 420,000 options under the Plan, of which 264,000 were new options and 156,000 were re-granted after such options were forfeited by employees as a result of their resignations from the Company in accordance with the terms of their option agreements. All of the newly granted options vest as follows:

50% of the options granted will vest six (6) months after the date of the grant; and

50% of the options granted will vest twelve (12) months after the date of the grant.

Management was in the process of completing the fair value measurement of the 420,000 options granted as of the date of this filing.